Segment Information (Tables)	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Several Key Metrics Included in the Net Loss and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in the net loss and total assets, which include the following:

December 31, 2025
Cash	$121,831
Deferred offering costs	$64,171

For the Period From December 4, 2025 (Inception)Through December 31, 2025
Formation, general and administrative costs	$24,486
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in the net loss and total assets, which include the following:

	June 30, 2026	December 31, 2025
Cash and marketable securities held in Trust Account	$232,582,684	$—
Cash	$1,855,444	$121,831

	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026
General and administrative costs	$555,255	$728,147
Interest earned on cash and marketable securities held in Trust Account	$2,093,651	$2,582,684